Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term investment
Investments held by consolidated investment fund			¥ 642,759
Long-term investment
Available-for-sale investments in debt securities	¥ 14,135	$ 2,166	15,081
Investments held by consolidated investment fund	74,498	11,418	260,311
Other long-term investments measured at fair value	285,045	$ 43,685	255,967
Recurring Basis
Short-term investment
Investments held by consolidated investment fund			642,759
Long-term investment
Available-for-sale investments in debt securities	14,135		15,081
Investments held by consolidated investment fund	74,498		260,311
Other long-term investments measured at fair value	285,045		255,967
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term investment
Other long-term investments measured at fair value	6,196		7,968
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Investments held by consolidated investment fund			642,759
Long-term investment
Available-for-sale investments in debt securities	14,135		15,081
Investments held by consolidated investment fund	74,498		260,311
Other long-term investments measured at fair value	40,141
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Other long-term investments measured at fair value	216,221		219,679
Recurring Basis | NAV
Long-term investment
Other long-term investments measured at fair value	¥ 22,487		¥ 28,320